NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 13, 2021	Aug. 26, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Dec. 31, 2015
Related Party Transaction [Line Items]
Consideration received on transaction		$ 298,000
Number of shares issued in transaction (in shares)		8,915,692
Contractual interest expense on 2027 Notes			$ 5,822	$ 0	$ 0
Affiliated entity
Related Party Transaction [Line Items]
Revenue			283,300	225,900	231,200
Accounts receivable			5,400	4,000
Corporate allocated expenses					9,200
Affiliated entity | SunPower
Related Party Transaction [Line Items]
Accounts receivable			$ 5,403	$ 3,959
Affiliated entity | Debentures due 2023
Related Party Transaction [Line Items]
Stated percentage						4.00%
Contractual interest expense on 2027 Notes					$ 11,300
The TZE Private Placement
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	1,870,000
Shares issued, price per share (in USD per share)	$ 18.00
TZE SG
Related Party Transaction [Line Items]
Consideration received on transaction		$ 298,000
Number of shares issued in transaction (in shares)		8,915,692
TotalEnergies | Maxeon
Related Party Transaction [Line Items]
Ownership percentage			24.40%
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | Maxeon
Related Party Transaction [Line Items]
Ownership percentage			24.00%